RISK MANAGEMENT - Textual (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($) item	Dec. 31, 2021 COP ($)
Disclosure of detailed information about financial instruments [line items]
Collateralization of cash	$ (1,224,414)	$ 1,012,678
Investment in debt instrument as a percentage of total portfolio	72.70%	52.42%
Percentage of average difference in foreign currency denominated rights and foreign currency denominated obligations on consolidated basis	40.00%
Number of basis points | item	100
Financial Position, Profit For The Year	$ 353,827
Other Comprehensive Income In Equity	$ 538,385	$ 850,710
Capital Conversion Buffer	1.50%
Systematic Risk Buffer	1.00%
Decrees Established A Minimum Leverage Ratio	3.00%
Sovereign
Disclosure of detailed information about financial instruments [line items]
LGD recovery rate weights	53.00%
Corporate
Disclosure of detailed information about financial instruments [line items]
LGD recovery rate weights	47.40%	46.90%
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of average difference in foreign currency denominated rights and foreign currency denominated obligations on unconsolidated basis	20.00%
Solvency Risk Ratio	9.00%
Basic Solvency Risk Ratio	4.50%
Additional Tier 1 Percentage	6.00%
Banco de Bogota S.A.
Disclosure of detailed information about financial instruments [line items]
Basic Solvency Risk Ratio	10.10%	10.20%
Additional Tier 1 Percentage	0.00%	1.30%
Banco de Bogota S.A. | Market risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk weighted assets as a percentage of total risk weighted assets	8.10%	6.80%
Banco de Occidente S.A.
Disclosure of detailed information about financial instruments [line items]
Basic Solvency Risk Ratio	10.20%	11.10%
Additional Tier 1 Percentage	0.00%	0.00%
Banco de Occidente S.A. | Market risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk weighted assets as a percentage of total risk weighted assets	7.00%	10.10%
Banco Popular S.A.
Disclosure of detailed information about financial instruments [line items]
Basic Solvency Risk Ratio	11.50%	13.50%
Additional Tier 1 Percentage	0.00%	0.00%
Banco Popular S.A. | Market risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk weighted assets as a percentage of total risk weighted assets	7.70%	9.70%
Banco Comercial AV Villas S.A.
Disclosure of detailed information about financial instruments [line items]
Basic Solvency Risk Ratio	10.90%	12.30%
Additional Tier 1 Percentage	0.00%	0.00%
Banco Comercial AV Villas S.A. | Market risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk weighted assets as a percentage of total risk weighted assets	8.70%	13.00%
Corficolombiana S.A | Market risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk weighted assets as a percentage of total risk weighted assets	8.90%	11.70%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. | Market risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk weighted assets as a percentage of total risk weighted assets	16.90%	24.00%